Income tax - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Carry forward tax losses	$ 1,003	$ 90	$ 102
Deferred tax assets have not been recognised in respect of the tax losses	$ 483	$ 14	$ 15